Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	2023 £’000	2022 £’000	2021 £’000
Trade receivables	–	329	33
Prepayments	355	376	607
Other receivables	282	301	394
Total trade and other receivables	637	1,006	1,034
Less: non-current portion	–	–	–
Current portion	637	1,006	1,034